Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value

	December 31, 2021				December 31, 2020
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	—	222	—	222	7,081	236	—	7,317
Total equity securities	—	222	—	222	7,081	236	—	7,317

Available-for-sale investments
US government and federal agencies	823,809	2,319,815	—	3,143,624	—	2,566,066	—	2,566,066
Non-US governments debt securities	267,200	22,393	—	289,593	—	22,408	—	22,408
Asset-backed securities - Student loans	—	—	13,174	13,174	—	—	12,945	12,945
Residential mortgage-backed securities	—	27,339	—	27,339	—	59,697	—	59,697
Total available-for-sale	1,091,009	2,369,547	13,174	3,473,730	—	2,648,171	12,945	2,661,116

Other assets - Derivatives	—	8,120	—	8,120	—	6,692	—	6,692

Financial liabilities
Other liabilities - Derivatives	—	3,424	—	3,424	—	25,534	—	25,534

Schedule of level 3 reconciliation
The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2021	December 31, 2020	December 31, 2019
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,945	12,891	12,626
Change in unrealized gains (losses) recognized in other comprehensive income	229	54	265
Carrying amount at end of year	13,174	12,945	12,891
Cumulative gain (loss) recognized in other comprehensive income	(116)	(345)	(399)

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2021			December 31, 2020
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	2,179,833	2,179,833	—	3,289,592	3,289,592	—
Securities purchased under agreements to resell	Level 2	96,107	96,107	—	197,039	197,039	—
Short-term investments	Level 1	1,198,918	1,198,918	—	823,039	823,039	—
Investments held-to-maturity	Level 2	2,763,344	2,786,112	22,768	2,194,371	2,304,756	110,385
Loans, net of allowance for credit losses	Level 2	5,240,670	5,265,049	24,379	5,160,810	5,193,240	32,430
Other real estate owned¹	Level 2	691	691	—	4,052	4,052	—

Financial liabilities
Term deposits	Level 2	2,944,946	2,948,625	(3,679)	2,660,082	2,665,463	(5,381)
Long-term debt	Level 2	171,876	158,993	12,883	171,462	170,086	1,376
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.